Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Accounts Payable and Accrued Expenses
Accounts payable	$ 2,409	$ 2,010
Accrued offering costs	154	655
Accrued research and development costs	518	490
Accrued consulting costs	35	451
Accrued legal costs	107	308
Accrued payroll	651	260
Accrued bonus	916	141
Other accrued expenses	203	113
Total accounts payable and accrued expenses	$ 4,993	$ 4,428